Cover	Sep. 26, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 26, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42894
Entity Registrant Name	Crown Reserve Acquisition Corp. I
Entity Central Index Key	0002070887
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Conyers Trust Company (Cayman) Limited
Entity Address, Address Line Two	PO Box 2681
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1111
City Area Code	813
Local Phone Number	501-3533
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, one-half of one redeemable warrant, and one right to receive one-fifth of one Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, one-half of one redeemable warrant,
Trading Symbol	CRACU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CRAC
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share
Trading Symbol	CRACW
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-fifth (1/5) of one Class A ordinary share upon the consummation of an initial business combination
Title of 12(b) Security	Rights, each right entitling the holder to receive one-fifth (1/5) of one Class A ordinary share
Trading Symbol	CRACR
Security Exchange Name	NASDAQ